Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Mercury General Corporation 6.250% Senior Notes due 2036
Amount Registered | shares	525,000,000
Proposed Maximum Offering Price per Unit	0.99764
Maximum Aggregate Offering Price	$ 523,761,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 72,331.39
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for the registration statement on Form S-3 (Registration Statement No. 333-295812) filed by the registrant with the Securities and Exchange Commission on May 12, 2026.